[Logo- American Funds (r)]


                    The U.S. Treasury Money Fund of America
                             333 South Hope Street
                       Los Angeles, California 90071-1406

                              Phone (213) 486 9200
                               Fax (213) 486 9455
                             Email jfw@capgroup.com

Julie F. Williams
Secretary





                                                     December 6, 2004



Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

         Re:      The U. S. Treasury Money Fund of America
                  File Nos.  33-38475 and 811-6235

Dear Sir or Madam:

                  Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 29, 2004 of the Registrant's Post-Effective Amendment No. 23 under the Act and Amendment No. 23 under the Investment Company Act of 1940.

Sincerely yours,

/s/ Julie F. Williams

Julie F. Williams

Attachment

cc:      Linda Stirling